Defined Benefit Liabilities (Assets) - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Expected contributions in 2024	₩ 150,608
Weighted average durations of defined benefit obligations	7 years 3 months 7 days	7 years 6 months 10 days
Expense for defined contribution plan	₩ 20,404	₩ 15,529